Variable Interest Entities	12 Months Ended
Dec. 31, 2023
Variable Interest Entities
9.  Variable Interest Entities
Pursuant to GAAP consolidation guidance, Blackstone consolidates certain VIEs for which it is the primary beneficiary either directly or indirectly, through a consolidated entity or affiliate. VIEs include certain private equity, real estate, credit-focused or funds of hedge funds entities and CLO vehicles. The purpose of such VIEs is to provide strategy specific investment opportunities for investors in exchange for management and performance-based fees. The investment strategies of the Blackstone Funds differ by product; however, the fundamental risks of the Blackstone Funds are similar, including loss of invested capital and loss of management fees and performance-based fees. In Blackstone’s role as general partner, collateral manager or investment adviser, it generally considers itself the sponsor of the applicable Blackstone Fund. Blackstone does not provide performance guarantees and has no other financial obligation to provide funding to consolidated VIEs other than its own capital commitments.
The assets of consolidated variable interest entities may only be used to settle obligations of these entities. In addition, there is no recourse to Blackstone for the consolidated VIEs’ liabilities.
Blackstone holds variable interests in certain VIEs which are not consolidated as it is determined that Blackstone is not the primary beneficiary. Blackstone’s involvement with such entities is in the form of direct and indirect equity interests and fee arrangements. The maximum exposure to loss represents the loss of assets recognized by Blackstone relating to non-consolidated
VIEs and any clawback obligation relating to previously distributed Performance Allocations. Blackstone’s maximum exposure to loss relating to non-consolidated
VIEs were as follows:

	December 31,	December 31,
	2023	2022
Investments	$3,751,591	$3,326,669
Due from Affiliates	203,187	189,240
Potential Clawback Obligation	72,119	384,926

Maximum Exposure to Loss	$4,026,897	$3,900,835

Amounts Due to Non-Consolidated VIEs	$223	$6